Fair Value (Details) (Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents:
Cash equivalents	$ 1,473	$ 2,136
Other assets and deferred charges:
Auction rate securities	63	61
Mortgage-backed security	12	14
Marketable equity security	5	24
Assets held in grantor trusts	1	12
Other Assets [Member]
Other assets and deferred charges:
Interest rate swaps - fixed to floating rate		227
Other Liabilities [Member]
Other noncurrent liabilities:
Interest rate swaps - floating to fixed rate		(22)
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents:
Cash equivalents	1,473	2,136
Other assets and deferred charges:
Marketable equity security	5	24
Assets held in grantor trusts	1	12
Fair Value, Inputs, Level 2 [Member] | Other Assets [Member]
Other assets and deferred charges:
Interest rate swaps - fixed to floating rate		227
Fair Value, Inputs, Level 2 [Member] | Other Liabilities [Member]
Other noncurrent liabilities:
Interest rate swaps - floating to fixed rate		(22)
Fair Value, Inputs, Level 3 [Member]
Other assets and deferred charges:
Auction rate securities	63	61
Mortgage-backed security	$ 12	$ 14